Acquisitions (Tables)	12 Months Ended
Jul. 31, 2012
Netcordia [Member]
Business Acquisition [Line Items]
Schedule of Total Purchase Price
A summary of the total purchase price is as follows (in thousands):

Common stock	$10,145
Series F convertible preferred stock	29,590
Fair value of earned and vested options issued	1,632
Common stock warrants	2,130
Total purchase price	$43,497

Schedule of Recognized Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$1,267
Accounts receivable, net	955
Other current assets	610
Property and equipment, net	373
Noncurrent assets	30
Other intangible assets:
Developed technology	3,700
Customer relationships	5,900
Trademarks	200
Non-compete agreements	1,500
Goodwill	32,064
Other accrued liabilities	(399)
Deferred revenue	(2,438)
Preferred stock warrant liability	(265)
Total purchase price	$43,497

Pro Forma Information
Supplemental information on an unaudited pro forma basis is presented below for the year ended July 31, 2010 (in thousands):

Year Ended July 31, 2010
(Unaudited)
Pro forma net revenue	$108,097
Pro forma loss from operations	$(466)
Pro forma net loss	$(2,169)

SolSoft Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Recognized Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Accounts receivable	$297
Property and equipment, net	35
Other intangible assets:
Developed technology	1,160
Customer relationships	660
Goodwill	485
Other accrued liabilities	(109)
Deferred revenue	(326)
Total purchase price	$2,202